Leases - Schedule of Lease Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating
2022	$ 23,051
2023	24,577
2024	22,561
2025	20,489
2026	18,424
Thereafter	67,569
Total minimum lease payments	176,671
Less: amount representing interest	(38,460)
Lease liabilities	138,211
Finance
2022	1,485
2023	1,078
2024	797
2025	364
2026	107
Thereafter	0
Total minimum lease payments	3,831
Less: amount representing interest	(355)
Lease liabilities	3,476
Total
2022	24,536
2023	25,655
2024	23,358
2025	20,853
2026	18,531
Thereafter	67,569
Total minimum lease payments	180,502
Less: amount representing interest	(38,815)
Lease liabilities	$ 141,687